Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2021
Revenue Recognition
Revenue from External Customers by Products and Services

	Three Months Ended June 30, 2021					Six Months Ended June 30, 2021
			Digital					Digital
		Direct-to-	Subscription				Direct-to-	Subscription
	Licensing	Consumer	and Content	Other	Total	Licensing	Consumer	and Content	Other	Total
Trademark Licensing	$15,370	$—	$591	$—	$15,961	$30,347	$—	$1,318	$—	$31,665
Magazine and Digital Subscriptions	—	—	2,275	1,005	3,280	—	—	4,598	1,019	5,617
TV and Cable Programming	—	—	2,433	163	2,596	—	—	5,025	163	5,188
Consumer Products	—	28,014	—	—	28,014	—	50,061	—	—	50,061
Total revenues	$15,370	$28,014	$5,299	$1,168	$49,851	$30,347	$50,061	$10,941	$1,182	$92,531

	Three Months Ended June 30,2020					Six Months Ended June 30, 2020
			Digital					Digital
		Direct-to-	Subscription				Direct-to-	Subscription
	Licensing	Consumer	and Content	Other	Total	Licensing	Consumer	and Content	Other	Total
Trademark Licensing	$13,773	$—	$564	$—	$14,337	$29,417	$—	$1,272	$—	$30,689
Magazine and Digital Subscriptions	—	—	2,159	62	2,221	—	—	4,147	707	4,854
TV and Cable Programming	—	—	2,436	692	3,128	—	—	4,943	692	5,635
Consumer Products	—	14,871	—	—	14,871	—	25,153	—	—	25,153
Total revenues	$13,773	$14,871	$5,159	$754	$34,557	$29,417	$25,153	$10,362	$1,399	$66,331